STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative)									1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
		Dec. 20, 2022 USD ($) $ / shares shares	Dec. 01, 2022 Integer shares	Dec. 01, 2022 USD ($) Integer shares	Oct. 25, 2022 shares	Jul. 25, 2022 USD ($) shares	Sep. 14, 2021 USD ($) shares	Jul. 21, 2021 $ / shares shares	Aug. 15, 2022 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 28, 2022 shares	Sep. 19, 2022 shares	Aug. 10, 2017 USD ($) $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized						42,253,521				500,000,000	500,000,000		500,000,000		200,000,000	505,000,000
Common stock, par value | $ / shares										$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued										10,066,667	10,066,667		0
Common stock, shares outstanding						8,400,000				10,066,667	10,066,667		0
Preferred stock, shares authorized										5,000,000	5,000,000	200,000,000	5,000,000
Preferred stock, par value | $ / shares										$ 0.0001	$ 0.0001		$ 0.0001
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized															505,000,000
Stock issued during period, shares, new issues											190.2726308
Stock Issued During Period, Value, New Issues | $										$ 1,666,667
Description of restricted shares of common stock											None of the 17,450,000 restricted shares of common stock have been issued by the transfer agent as of November 30, 2022, and on November 15, 2022, 25,000 of these service-based shares were cancelled as the employee terminated their employment prior to any issuance or vesting of those shares. None of the shares have vested.
Share-Based Payment Arrangement, Noncash Expense | $											$ 1,727,404
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								9,513,682
Warrants granted											9,513,682
Warrants term											4 years 9 months 18 days
Warrants and Rights Outstanding, Term								5 years
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues										1,666,667
Stock Issued During Period, Value, New Issues | $	[1]									$ 167
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	5,314
Class of warrants or right exercise price of warrants or rights | $ / shares										$ 0.69	$ 0.69						$ 19.00
Two Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	42,510
Warrants and Rights Outstanding | $																	$ 525,000
Investors [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	5,314
Class of warrants or right exercise price of warrants or rights | $ / shares																	$ 14.25
Advisor Agreements [Member] | Minimum [Member]
Class of Stock [Line Items]
Number of barrels of oil produced per day | Integer			1,000						1,000
Advisor Agreements [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of barrels of oil produced per day | Integer				5,000					5,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues									17,450,000
Stock Issued During Period, Value, New Issues | $									$ 12,604,500
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			17,425,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Service Based Grants [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues									11,950,000
Stock Issued During Period, Value, New Issues | $									$ 8,699,500
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Performance Based Grants [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues									5,500,000
Stock Issued During Period, Value, New Issues | $									$ 3,905,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Performance Based RSU [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross				5,500,000
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures | $				$ 5,005,000
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Service Based RSU [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross				11,925,000
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures | $				$ 10,851,750
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares									$ 0.71
Advisor Agreements [Member] | Directors Management and Consultants [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares									$ 1.25
Consulting Agreement [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares		$ 1.00
Stock issued during period, shares, new issues		1,666,667
Stock Issued During Period, Value, New Issues | $		$ 1,666,666
Share-Based Payment Arrangement, Noncash Expense | $		$ 1,666,667
Ecoark Holdings Inc [Member]
Class of Stock [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage						100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						1,200				1,200	1,200		1,200
Stock issued during period, shares, new issues						1,200
Series A Preferred Stock [Member] | Ecoark Holdings Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues						1,200				1,200
Preferred Stock, Liquidation Preference, Value | $						$ 30,000,000
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues					1,000
White River Holdings Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized														100,000,000
Common stock, par value | $ / shares														$ 0.000001
Common stock, shares outstanding						60,000,000								60,000,000
Preferred stock, shares authorized													1,000	1,000
Preferred stock, par value | $ / shares													$ 0.000001	$ 0.000001
Share-Based Payment Arrangement, Noncash Expense | $													$ 120,675
White River Holdings Corp [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued						1,200
Stock issued during period, shares, new issues						1,200
White River Holdings Corp [Member] | Series A Preferred Stock [Member] | Ecoark Holdings Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues													1,200
Atikin Investments LLC [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Class of warrants or right exercise price of warrants or rights | $ / shares								$ 0.01
Warrants granted								1,400,000
Warrants term								5 years
Ecoark Holdings [Member] | White River Holdings Corp [Member]
Class of Stock [Line Items]
Common stock, shares authorized													100,000,000	100,000,000
Common stock, par value | $ / shares													$ 0.000001	$ 0.000001
Common stock, shares issued													60,000,000	60,000,000
Common stock, shares outstanding													60,000,000	60,000,000
Third Party [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Issued							700,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period							1,400,000
Proceeds from Warrant Exercises | $							$ 14,000

[1]	On July 25, 2022, White River Holdings acquired the Company in a share exchange. White River Holdings’ parent, Ecoark was issued 1,200 Series A of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark that were exchanged for the Series A. The reclassification of amounts due to Ecoark Holdings, Inc. as of July 25, 2022 and March 31, 2022 that were reclassified to additional paid in capital were $28,953,510 and $25,058,733 and are deemed to have been permanently contributed by Ecoark Holdings, Inc.